RETIREMENT AND POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2013
RETIREMENT AND POSTRETIREMENT BENEFITS
Schedule of effective dates of the most recent actuarial valuations and the next required actuarial valuations for the basic plans

	Effective Date of Most Recently Filed Actuarial Valuation	Effective Date of Next Required Actuarial Valuation
Canadian Plans
Liquids Pipelines	December 31, 2012	December 31, 2013
Gas Distribution	September 1, 2013	September 1, 2016
United States Plan	January 1, 2013	January 1, 2014

Schedule of changes in the benefit obligation, the fair value of plan assets and the recorded asset or liability

	Pension		OPEB
December 31,	2013	2012	2013	2012
(millions of Canadian dollars)
Change in accrued benefit obligation
Benefit obligation at beginning of year	1,879	1,686	261	243
Service cost	103	84	9	8
Interest cost	79	74	11	10
Employees’ contributions	-	-	1	1
Actuarial (gains)/loss	(110)	106	(40)	14
Benefits paid	(75)	(64)	(7)	(8)
Effect of foreign exchange rate changes	19	(5)	6	(2)
Other	8	(2)	(1)	(5)
Benefit obligation at end of year	1,903	1,879	240	261
Change in plan assets
Fair value of plan assets at beginning of year	1,500	1,355	62	54
Actual return on plan assets	200	117	8	5
Employer’s contributions	155	97	12	13
Employees’ contributions	-	-	1	1
Benefits paid	(75)	(64)	(7)	(8)
Effect of foreign exchange rate changes	13	(3)	5	(1)
Other	6	(2)	-	(2)
Fair value of plan assets at end of year[1]	1,799	1,500	81	62
Underfunded status at end of year	(104)	(379)	(159)	(199)
Presented as follows:
Deferred amounts and other assets	6	-	-	-
Accounts payable and other	-	-	(5)	(5)
Other long-term liabilities (Note 18)	(110)	(379)	(154)	(194)
	(104)	(379)	(159)	(199)

1             Assets of $27 million (2012 - $19 million) are held by the Company in trust accounts that back non-registered supplemental pension plans benefittingUnited States plan participants. Due to United States tax regulations, these assets are not restricted from creditors and therefore the Company is unable to include these balances in plan assets for accounting purposes. However, these assets are committed for the future settlement of non-registered supplemental pension plan obligations included in the underfunded status as at the end of the year.

Schedule of weighted average assumptions made in the measurement of the projected benefit obligations of the pension plans and OPEB
	Pension			OPEB
Year ended December 31,	2013	2012	2011	2013	2012	2011
Discount rate	5.0%	4.2%	4.5%	4.9%	4.0%	4.4%
Average rate of salary increases	3.7%	3.7%	3.5%

Schedule of net benefit costs recognized

	Pension			OPEB
Year ended December 31,	2013	2012	2011	2013	2012	2011
(millions of Canadian dollars)
Benefits earned during the year	103	84	61	9	8	6
Interest cost on projected benefit obligations	79	74	73	11	10	11
Expected return on plan assets	(103)	(93)	(92)	(4)	(3)	(3)
Amortization of prior service costs	1	2	2	-	-	1
Amortization of actuarial loss	52	51	25	2	2	1
Net defined benefit costs on an accrual basis	132	118	69	18	17	16
Defined contribution benefit costs	4	4	4	-	-	-
Net benefit cost recognized in the Consolidated Statements of Earnings	136	122	73	18	17	16
Amount recognized in OCI:
Net actuarial (gains)/loss[1]	(158)	42	172	(45)	10	29
Net prior service cost/(credit)[2]	-	-	-	2	-	(1)
Total amount recognized in OCI	(158)	42	172	(43)	10	28
Total amount recognized in Comprehensive income	(22)	164	245	(25)	27	44

1            Unamortized actuarial losses included in AOCI, before tax, were $246 million (2012 - $388 million) relating to the pension plans and $11 million (2012 - $60 million) relating to OPEB at December 31, 2013.

2            Unamortized prior service costs included in AOCI, before tax, were $6 million (2012 - $4 million) relating to OPEB at December 31, 2013.

Schedule of weighted average assumptions made in the measurement of the cost of the pension plans and OPEB

	Pension			OPEB
Year ended December 31,	2013	2012	2011	2013	2012	2011
Discount rate	4.2%	4.5%	5.6%	4.0%	4.4%	5.6%
Average rate of return on pension plan assets	6.7%	7.1%	7.3%	6.0%	6.0%	6.0%
Average rate of salary increases	3.7%	3.5%	3.5%

Schedule of assumed rates for medical costs for the next year used to measure the expected cost of benefits

	Medical Cost Trend Rate Assumption for Next Fiscal Year	Ultimate Medical Cost Trend Rate Assumption	Year in which Ultimate Medical Cost Trend Rate Assumption is Achieved
Canadian Plans
Drugs	8.3%	4.5%	2029
Other Medical	4.5%	-	-
United States Plan	7.4%	4.5%	2030

Schedule of expected rate of return on plan assets
	Pension		OPEB
Year ended December 31,	2013	2012	2013	2012
Canadian Plans	6.6%	6.9%
United States Plan	7.2%	7.3%	6.0%	6.0%

Schedule of target mix for plan assets
	Canadian Plans
	Liquids Pipelines Plan	Gas Distribution Plan	United States Plan
Equity securities	62.5%	53.5%	62.5%
Fixed income securities	30.0%	40.0%	30.0%
Other	7.5%	6.5%	7.5%

Schedule of pension financial instruments at fair value

	2013				2012
December 31,	Level 1[1]	Level 2[2]	Level 3[3]	Total	Level 1[1]	Level 2[2]	Level 3[3]	Total
(millions of Canadian dollars)
Pension
Cash and cash equivalents	42	-	-	42	44	-	-	44
Fixed income securities
Canadian government bonds	99	-	-	99	87	-	-	87
Corporate bonds and debentures	3	4	-	7	-	4	-	4
Canadian corporate bond index fund	216	-	-	216	196	-	-	196
Canadian government bond index fund	167	-	-	167	152	-	-	152
United States debt index fund	69	-	-	69	45	2	-	47
Equity
Canadian equity securities	128	-	-	128	190	-	-	190
United States equity securities	32	-	-	32	24	-	-	24
Global equity securities	11	-	-	11	9	-	-	9
Canadian equity funds	216	-	-	216	64	39	-	103
United States equity funds	152	33	-	185	60	26	-	86
Global equity funds	310	111	-	421	255	159	-	414
Infrastructure[4]	-	-	50	50	-	-	61	61
Real estate[5]	-	-	76	76	-	-	24	24
Forward currency contracts	-	(6)	-	(6)	-	(2)	-	(2)
OPEB
Cash and cash equivalents	2	-	-	2	4	-	-	4
Fixed income securities
United States government and government agency bonds	31	-	-	31	22	-	-	22
Equity
United States equity funds	24	-	-	24	17	19	-	36
Global equity funds	24	-	-	24	-	-	-	-

1            Level 1 assets include assets with quoted prices in active markets for identical assets.

2            Level 2 assets include assets with significant observable inputs.

3            Level 3 assets include assets with significant unobservable inputs.

4            The fair value of the investment in United States Limited Partnership - Global Infrastructure Fund is established through the use of valuation models.

5            The fair value of the investments in Bentall Kennedy Prime Canadian Property Fund Ltd and AEW Core Property Trust are established through the use of valuation models.

Schedule of changes in the net fair value of plan assets classified as Level 3 in the fair value hierarchy
	2013	2012
(millions of Canadian dollars)
Balance at beginning of year	85	68
Unrealized and realized gains	7	11
Purchases and settlements, net	34	6
Balance at end of year	126	85

Schedule of plan contributions by the Company
	Pension		OPEB
Year ended December 31,	2013	2012	2013	2012
(millions of Canadian dollars)
Total contributions	155	97	12	13
Contributions expected to be paid in 2014	152		11

Schedule of benefits expected to be paid by the Company
Year ended December 31,	2014	2015	2016	2017	2018	2019-2023
(millions of Canadian dollars)
Expected future benefit payments	80	85	90	95	101	591